Risk management and financial instruments (Concentration of Risk) (Details) - Contract Revenues - Customer Concentration Risk		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Revenue, major customer		100.00%	100.00%	100.00%
BP
Concentration Risk [Line Items]
Revenue, major customer		44.80%	41.50%	35.00%
ExxonMobil
Concentration Risk [Line Items]
Revenue, major customer	[1]	32.10%	26.40%	14.50%
Tullow
Concentration Risk [Line Items]
Revenue, major customer		13.50%	17.40%	18.80%
Chevron
Concentration Risk [Line Items]
Revenue, major customer		8.50%	14.70%	12.10%
Total
Concentration Risk [Line Items]
Revenue, major customer		0.00%	0.00%	19.60%
Other
Concentration Risk [Line Items]
Revenue, major customer		1.10%	0.00%	0.00%

[1]	The ExxonMobil drilling contract for the West Aquarius was assigned to Hibernia Management and Development Co. Ltd during 2015, 2014 and part of 2013 and to Statoil Canada Ltd. during part of 2013